Document and Entity Information	Sep. 28, 2022
Details
Registrant CIK	0001832161
Fiscal Year End	--06-30
Document Type	8-K
Document Period End Date	Sep. 28, 2022
Entity Registrant Name	KeyStar Corp.
Entity Incorporation, State or Country Code	NV
Entity File Number	333-252983
Entity Tax Identification Number	85-0738656
Entity Address, Address Line One	8400 W. Sunset Road, Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	702
Local Phone Number	800-2511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false